Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Consolidated Statement of Comprehensive Income/Loss
Net income/loss (-)	€ (305,436)	€ 149,845	[1],[2]	€ (29,259)	[2]
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	(6,065)	(4,107)	[1]	(94)
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	(1,024)	415	[1]	197
Realization of translation differences upon liquidation of foreign operations	(1,023)	0		0
Other comprehensive income/loss (-), net of income tax	(8,112)	(3,692)	[1]	103
Total comprehensive income/loss (-) attributable to:
Owners of the parent	(313,548)	146,154	[1]	(29,155)
Total comprehensive income/loss (-) attributable to owners of the parent arises from:
Continuing operations	(318,841)	145,050	[1]	(32,159)
Discontinued operations	5,293	1,104	[1]	3,003
Owners of the parent	€ (313,548)	€ 146,154	[1]	€ (29,155)

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued operations in 2020.
[2]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.